REVENUE (Tables)	6 Months Ended
Jun. 30, 2022
Revenue [abstract]
Disclosure of revenues
Substantially all of these revenues are recognized over time as services are rendered. The following table disaggregates revenues by service line:

	For the three-month period ended June 30		For the six-month period ended June 30
US$ MILLIONS	2022	2021	2022	2021
Gas Transmission	$343	$272	$663	$530
Distribution	86	92	177	196
Connections	45	45	85	78
Other	5	7	15	11
Total	$479	$416	$940	$815
The following table disaggregates revenues by geographical region:

	For the three-month period ended June 30		For the six-month period ended June 30
US$ MILLIONS	2022	2021	2022	2021
Brazil	$343	$272	$663	$530
United Kingdom	136	144	277	285
Total	$479	$416	$940	$815